Note 1 - Nature of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2023
Interest Bearing Deposits Maturity Period (Year)	1 year
Minimum Period for Loans on Nonaccrual Status To Be Considered Nonperforming (Day)	90 days
Minimum Default Loan Limit To Be Considered For Individually Evaluation Of Impaired Financing Receivable	$ 100
Advertising Expense	610	$ 573	$ 642
Retained Earnings (Accumulated Deficit), Total	$ 102,525	$ 98,282
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Retained Earnings (Accumulated Deficit), Total				$ 1,000
Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Retained Earnings (Accumulated Deficit), Total				$ 1,500